BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	29,521,810	29,521,810
Temporary equity, shares outstanding (in shares)	29,521,810	29,521,810
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	36,327,000	36,327,000
Common shares, shares issued (in shares)	2,382,358	2,106,934
Common shares, shares outstanding (in shares)	2,382,358	2,106,934
Class A Common stock
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	15,000,000	15,000,000
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Temporary equity, redemption price per share (in dollars per share)	$ 10.07	$ 10.00
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class A Common Stock Not Subject to Redemption
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class B Common Stock
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, shares outstanding (in shares)	3,750,000	3,750,000